Shareholders' equity - Schedule of Equity Incentive Plan (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RSU's
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted (shares)	372,000	1,182
Trust Acquired Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held by the Trust at the beginning of the period (shares)	774,405	774,859
Acquired (shares)	180,594	237,172
Released on vesting (shares)	(324,568)	(237,626)
Number of shares held by the Trust at the end of the period (shares)	630,431	774,405